Leases - Summary of Carrying Amounts of Right-of-Use Assets Recognised and Movements During Years (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	¥ 10,728,000	¥ 1,938,000
Additions	5,682,000	14,499,000
Acquisition from business combinations (Note 8)	2,988,000
Depreciation charge	(4,480,000)	(1,618,000)	¥ (1,939,000)
Subleases		(4,091,000)
Ending Balance	14,918,000	10,728,000	1,938,000
Building
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	2,569,000	1,938,000
Additions	1,286,000	6,029,000
Acquisition from business combinations (Note 8)	2,988,000
Depreciation charge	(2,525,000)	(1,307,000)
Subleases		(4,091,000)
Ending Balance	4,318,000	2,569,000	¥ 1,938,000
Music Education Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	8,159,000
Additions	4,396,000	8,470,000
Depreciation charge	(1,955,000)	(311,000)
Ending Balance	¥ 10,600,000	¥ 8,159,000